Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	9 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for the nine and three months ended December 31, 2020:

	Nine months ended December 31, 2020
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥20,542	¥1,786	¥20,209	¥1,458	¥11,692	¥1,149	¥56,836
Cumulative effect of adopting According Standards Update 2016-13	14,500	1,601	10,725	0	3,550	1,369	31,745
Reclassification to allowance for investment in operating leases *3	0	0	0	0	0	(312)	(312)
Balance at April 1, 2020	35,042	3,387	30,934	1,458	15,242	2,206	88,269
Provision (Reversal)	5,648	162	6,529	36	3,064	599	16,038
Allowance of purchased loans during the reporting period	0	0	0	1,636	0	0	1,636
Charge-offs *4	(7,905)	0	(12,621)	(1,724)	(1,448)	(290)	(23,988)
Recoveries	401	0	72	38	9	6	526
Other *6	302	(170)	(1,330)	102	211	65	(820)

Ending balance	¥33,488	¥3,379	¥23,584	¥1,546	¥17,078	¥2,586	¥81,661

Collective (pool) assessment	29,118	3,162	16,108	654	9,627	944	59,613
Individual assessment	4,370	217	7,476	892	7,451	1,642	22,048

	Three months ended December 31, 2020
	Millions of yen
	Loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥34,350	¥3,414	¥28,421	¥1,508	¥16,206	¥2,896	¥86,795
Provision (Reversal)	1,641	38	380	31	1,600	(183)	3,507
Allowance of purchased loans during the reporting period	0	0	0	1,296	0	0	1,296
Charge-offs *5	(2,727)	0	(4,718)	(1,297)	(844)	(144)	(9,730)
Recoveries	150	0	3	8	1	6	168
Other *6	74	(73)	(502)	0	115	11	(375)

Ending balance	¥33,488	¥3,379	¥23,584	¥1,546	¥17,078	¥2,586	¥81,661

Notes 1: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.
2:
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. Since there is insignificant credit risk associated with those government-backed securities, no allowance for credit losses is recognized. And there is no delinquent or on non-accrual
status on
held-to-maturity
debt securities

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of the credit losses standards, allowance of ¥176,714 million was recorded as credit loss gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been amortized.

*2
Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates of ¥6 million were recorded in equity in net income of affiliates. And the allowance for credit losses on loans to affiliates of ¥795 million were recorded in investment in affiliates.

*3
The allowance for accrued payments for investment in operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the credit loss standard.

*4	Charge-off include the amount of ¥1,636 million for write-offs of purchased loans.
*5	Charge-off include the amount of ¥1,296 million for write-offs of purchased loans.
*6	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.

Summary of purchased loans
The following table provides information about purchased loans which is acquired for the nine and three months ended December 31, 2020:

Millions of yen
Nine months ended December 31, 2020
Purchase price	¥1,221
Allowance for credit losses at acquisition date	1,636
Discount or premium attributable to other factors	152

Par value	¥3,009

Millions of yen
Three months ended December 31, 2020
Purchase price	¥834
Allowance for credit losses at acquisition date	1,296
Discount or premium attributable to other factors	95

Par value	¥2,225

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of December 31, 2020. The revolving repayment card loans that cannot be classified into the origination year among card loans in consumer borrowers are excluded from the table.

December 31, 2020
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2021	2020	2019	2018	2017	Prior
Consumer borrowers:
Performing	¥306,241	¥449,219	¥339,465	¥229,865	¥231,464	¥524,416	¥2,080,670
Non-Performing	10,041	10,792	6,293	3,500	2,953	4,407	¥37,986

Real estate loans
Performing	300,663	435,567	332,312	225,245	229,665	523,126	¥2,046,578
Non-Performing	3	692	1,692	1,687	2,225	4,012	¥10,311
Other*
Performing	5,578	13,652	7,153	4,620	1,799	1,290	¥34,092
Non-Performing	10,038	10,100	4,601	1,813	728	395	¥27,675
Corporate borrowers:
Performing	226,317	421,009	238,450	138,144	78,102	117,712	¥1,219,734
Non-Performing	4,103	10,778	4,270	4,481	5,356	12,447	¥41,435

Non-recourse loans
Japan
Performing	5,283	24,475	5,283	2,815	0	8,922	¥46,778
The Americas
Performing	957	44,530	25,691	15,664	4,523	7,612	¥98,977
Non-Performing	0	0	0	0	0	1,177	¥1,177
Other than non-recourse loans
Real estate companies in Japan
Performing	85,807	76,554	39,335	29,591	26,242	25,889	¥283,418
Non-Performing	0	383	192	0	628	564	¥1,767
Real estate companies in overseas
Performing	16,005	54,567	15,015	6,316	1,852	2,898	¥96,653
Non-Performing	13	2,970	0	1,625	261	3,152	¥8,021
Commercial, industrial and other companies in Japan
Performing	60,044	55,369	32,004	13,092	11,682	23,701	¥195,892
Non-Performing	666	4,200	210	932	85	1,416	¥7,509
Commercial, industrial and other companies in overseas
Performing	58,221	165,514	121,122	70,666	33,803	48,690	¥498,016
Non-Performing	3,424	3,225	3,868	1,924	4,382	6,138	¥22,961
Purchased loans:
Performing	0	8	0	186	121	10,573	¥10,888
Non-Performing	0	0	0	0	0	1,236	¥1,236

Net investment in leases:
Performing	250,106	291,675	190,741	119,324	74,386	86,537	¥1,012,769
Non-Performing	1,015	3,138	3,476	3,307	3,010	6,800	¥20,746
Japan
Performing	142,489	178,878	133,242	95,377	66,669	83,942	¥700,597
Non-Performing	86	769	1,088	1,588	1,321	4,161	¥9,013
Overseas
Performing	107,617	112,797	57,499	23,947	7,717	2,595	¥312,172
Non-Performing	929	2,369	2,388	1,719	1,689	2,639	¥11,733
Other financial assets measured at amortized cost
Performing	15,691	920	325	863	2,630	12,108	¥32,537
Non-Performing	0	0	0	1,171	0	0	¥1,171

Total (excluding revolving repayment card loans)
Performing	798,355	1,162,831	768,981	488,382	386,703	751,346	¥4,356,598
Non-Performing	15,159	24,708	14,039	12,459	11,319	24,890	¥102,574

Note: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.

*	Other in consumer borrowers includes guarantee claims of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities”

Summary of revolving repayment card loans
The revolving repayment card loans that cannot be classified into the origination year among card loans in consumer borrowers as of December 31, 2020 are as follows:

	December 31, 2020
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥188,618	¥0	¥188,618	¥4,356,598	¥4,545,216

Non-Performing	1,934	3,757	5,691	102,574	¥108,265

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of December 31, 2020:

	December 31, 2020
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,319	¥15,243	¥19,562	¥2,312,965
	Real estate loans	1,407	2,995	4,402	2,056,889
	Card loans	357	1,956	2,313	194,309
	Other	2,555	10,292	12,847	61,767
Corporate borrowers		5,230	23,790	29,020	1,261,169
Non-recourse loans	Japan	0	0	0	46,778
	The Americas	1,588	1,177	2,765	100,154
Other than Non-recourse loans	Real estate companies in Japan	31	904	935	285,185
	Real estate companies in overseas	0	8,008	8,008	104,674
	Commercial, industrial and other companies in Japan	234	5,396	5,630	203,401
	Commercial, industrial and other companies in overseas	3,377	8,305	11,682	520,977
Net investment in leases		12,446	17,322	29,768	1,033,515
	Japan	5,198	6,586	11,784	709,610
	Overseas	7,248	10,736	17,984	323,905

Total		¥21,995	¥56,355	¥78,350	¥4,607,649

Note: Loans held for sale and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of December 31, 2020:

December 31, 2020
Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Beginning balance	¥13,607	¥2,466	¥42,156	¥15,346	¥73,575
Ending balance	15,286	9,382	34,050	17,322	¥76,040
Interest income recognized during the reporting period	412	0	147	0	¥559
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	771	0	11,892	0	¥12,663

Summary of troubled debt restructurings of financing receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine and three months ended December 31, 2020:

Nine months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥7,236	¥5,262
	Real estate loans	22	17
	Card loans	1,285	965
	Other	5,929	4,280
Corporate borrowers		10,485	9,237
Non-recourse loans	The Americas	340	340
Other than Non-recourse loans	Real estate companies in overseas	104	104
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	10,003	8,755

Total		¥17,721	¥14,499

Three months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,857	¥1,111
	Real estate loans	7	4
	Card loans	416	295
	Other	1,434	812
Corporate borrowers		3,384	2,469
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	3,384	2,469

Total		¥5,241	¥3,580

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2020 and for which there was a payment default during the nine and three months ended December 31, 2020:

Nine months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥334
	Card loans	32
	Other	302
Consumer borrowers		1
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1

Total		¥335

Three months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
C onsumer borrowers		¥64
	Card loans	14

	Other	50
Total		¥64